Finance costs and finance income (Tables)	12 Months Ended
Dec. 31, 2022
Finance costs and finance income
Disclosure Of Detailed Information About Finance Cost And Finance Revenues [Text Block]
(a)	This caption is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Finance revenues:
Interest on time deposits	3,521	338	1,074
Interests on third party loans	449	203	355
Interest on loans to related parties, note 32(a)	94	89	114
Interest from financial instruments	74	114	—
Interest on tax claims	—	75	352
Other finance revenues	565	303	155
	4,703	1,122	2,050
Reversal of the amortized cost of the syndicated loan, note 16(g)	8,855	—	—
Unrealized change of the fair value related to contingent consideration liability (b)	813	4,382	—
Accrual of other account receivable	72	448	—
Financial obligations amortized costs, note 16(g)	—	—	361
Total finance revenues	14,443	5,952	2,411

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Finance costs:
Interest related to senior notes, note 16	31,771	13,343	—
Interest on borrowings and loans, note 16	10,865	17,166	23,178
Settlement of hedging financial instruments, note 34(c)	818	1,547	146
Tax on financial transactions	189	193	107
Interest on loans	26	43	55
Commissions for bond letters issued to SUNAT	—	12,124	—
Interest on commercial obligations	—	—	626
Other finance costs	—	—	37
	43,669	44,416	24,149
Accretion expense for mine closure and exploration projects, note 15(b)	5,070	5,598	6,672
Accrual of debt issuance costs, note 16(g)	2,820	885	976
Accrual of costs for bond issuance, note 16(g)	1,963	717	—
Amortized cost of financial obligations, note 16(g)	515	8,837	—
Accretion expense for leases related to rights in use, note 16(g)	99	176	180
Unrealized change of the fair value related to contingent consideration liability (b)	—	—	5,690
Other finance costs	—	—	155
	54,136	60,629	37,822

Schedule of contingent liabilities in business combination

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance	17,718	22,100	16,410

Variation of the fair value in profit and loss	(813)	(4,382)	5,690
Ending balance	16,905	17,718	22,100

Schedule of significant unobservable valuation input

Significant unobservable valuation inputs are provided below:

	2022	2021

Annual average of future sales of mineral (US$000)	208,912	193,972
Useful life of mining properties	14	14
Pre-tax discount rate (%)	13.2	9.7